UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4075
RIVERSOURCE INTERNATIONAL SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: October 31
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

Portfolio of Investments
Columbia Asia Pacific ex-Japan Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (101.9%)(c)

Issuer	Shares	Value(a)
Australia (14.1%)
Australia & New Zealand Banking Group Ltd.	517,881	$12,275,473
BHP Billiton Ltd. (e)	410,763	18,277,025
CSL Ltd.	73,787	2,745,546
Macquarie Group Ltd.	151,465	6,162,794
Myer Holdings Ltd. (e)	861,500	3,132,999
Newcrest Mining Ltd.	204,445	7,573,436
QBE Insurance Group Ltd.	90,349	1,580,183
Rio Tinto Ltd. (e)	176,630	14,869,833
Telstra Corp., Ltd.	912,640	2,553,708
Wesfarmers Ltd.	179,400	6,106,455
Woodside Petroleum Ltd.	64,496	2,685,044

Total		77,962,496

China (19.2%)
Bank of China Ltd., Series H (e)	11,438,899	5,975,353
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Series H (b)	1,611,400	3,695,483
China Construction Bank Corp., Series H	9,666,380	8,542,861
China National Building Material Co., Ltd., Series H	1,444,000	3,626,249
China Shenhua Energy Co., Ltd., Series H	558,000	2,283,666
China Yurun Food Group Ltd.	1,482,000	4,837,496
CNOOC Ltd.	6,521,000	14,515,693
Ctrip.com International Ltd., ADR (b)	86,067	3,542,518
Dongfang Electric Corp., Ltd., Series H (e)	786,000	3,342,647
Dongfeng Motor Group Co., Ltd., Series H	3,024,000	5,375,708
ENN Energy Holdings Ltd.	1,696,000	5,098,531
Focus Media Holding Ltd., ADR (b)	168,601	4,199,851
Harbin Power Equipment Co., Ltd., Series H (e)	2,046,000	2,586,974
Industrial & Commercial Bank of China, Series H	7,250,210	5,426,248
International Mining Machinery Holdings Ltd. (b)	1,596,500	1,236,988
New Oriental Education & Technology Group, ADR (b)	29,484	2,908,891
PetroChina Co., Ltd., Series H (e)	1,794,000	2,504,436
Ping An Insurance Group Co. of China Ltd., Series H	703,000	7,034,194
Sany Heavy Equipment International Holdings Co., Ltd. (e)	2,256,000	3,291,651
Tencent Holdings Ltd.	243,700	6,359,880
Yanzhou Coal Mining Co., Ltd., Series H (e)	1,776,000	5,192,126
Zhuzhou CSR Times Electric Co., Ltd., Series H	1,390,000	5,369,172

Total		106,946,616

Hong Kong (16.9%)
AAC Acoustic Technologies Holdings, Inc.	2,752,000	7,460,531
Agile Property Holdings Ltd. (e)	2,762,000	4,134,908
Beijing Enterprises Holdings Ltd.	341,500	2,009,181
BOC Hong Kong Holdings Ltd.	2,260,000	7,322,250

Issuer	Shares	Value(a)
Cathay Pacific Airways Ltd.	1,732,000	4,380,889
Cheung Kong Holdings Ltd.	325,000	5,396,945
China Mobile Ltd.	825,500	8,114,716
China Overseas Land & Investment Ltd. (e)	1,110,000	2,108,034
Comba Telecom Systems Holdings Ltd. (e)	1,505,900	1,616,959
Hang Lung Properties Ltd.	832,000	3,664,472
Hong Kong Exchanges and Clearing Ltd.	251,500	5,795,103
Hutchison Whampoa Ltd.	462,000	5,409,850
Li & Fung Ltd.	1,468,000	9,561,741
Noble Group Ltd.	2,665,000	4,582,233
Sun Hung Kai Properties Ltd.	397,974	6,688,293
Swire Pacific Ltd., Series A	598,000	9,459,525
Wharf Holdings Ltd.	793,000	6,030,242

Total		93,735,872

India (7.9%)
Bharat Heavy Electricals Ltd.	80,515	3,901,699
HDFC Bank Ltd.	102,790	4,594,770
ICICI Bank Ltd., ADR	110,327	4,781,571
Infosys Technologies Ltd.	10,069	685,175
Infosys Technologies Ltd., ADR	34,527	2,337,823
ITC Ltd.	1,447,635	5,144,859
Jaiprakash Associates Ltd.	435,308	793,565
Larsen & Toubro Ltd.	85,922	3,079,440
Maruti Suzuki India Ltd.	142,864	3,918,123
Reliance Industries Ltd.	132,916	2,666,467
Reliance Industries Ltd., GDR (d)	8,444	335,715
State Bank of India	27,089	1,566,729
State Bank of India, GDR (d)	34,267	4,026,373
Tata Consultancy Services Ltd.	242,718	6,142,059

Total		43,974,368

Indonesia (3.9%)
Astra International Tbk PT	870,500	4,742,451
Bank Mandiri Tbk PT	5,972,500	3,962,399
Bank Negara Indonesia Persero Tbk PT	469,453	168,312
Bank Rakyat Indonesia Persero Tbk PT	5,953,000	3,213,431
Bumi Resources Tbk PT	9,984,000	3,040,250
Indofood CBP Sukses Makmur Tbk PT (b)	4,162,500	2,105,876
PT Perusahaan Gas Negara Tbk	3,324,000	1,563,884
Semen Gresik Persero Tbk PT	3,572,000	3,077,770

Total		21,874,373

Macau (0.9%)
Sands China Ltd. (b)	2,013,600	4,999,095

Malaysia (2.9%)
Axiata Group Bhd (b)	2,735,100	4,309,113
CIMB Group Holdings Bhd	2,188,400	6,014,283
Genting Bhd	1,665,300	5,819,630

Total		16,143,026

Mongolia (0.5%)
Mongolian Mining Corp. (b,e)	2,021,500	2,712,100

Issuer	Shares	Value(a)
Philippine Islands (0.4%)
Ayala Corp.	304,310	2,339,177

Singapore (2.8%)
City Developments Ltd.	215,000	1,919,591
Oversea-Chinese Banking Corp., Ltd.	617,459	4,789,492
Singapore Airlines Ltd.	450,000	5,220,974
United Overseas Bank Ltd.	215,108	3,345,512

Total		15,275,569

South Korea (18.1%)
Amorepacific Corp.	4,198	4,070,311
Hana Financial Group, Inc.	110,030	4,373,974
Hana Tour Service, Inc.	46,794	2,022,331
Hyundai Department Store Co., Ltd.	26,546	3,109,982
Hyundai Heavy Industries Co., Ltd.	15,582	6,763,508
Hyundai Mobis	40,123	9,275,374
Hyundai Motor Co.	46,862	7,505,170
KB Financial Group, Inc.	58,659	3,027,589
LG Chem Ltd.	24,526	9,230,846
LG Display Co., Ltd.	67,350	2,290,720
LG Household & Health Care Ltd.	6,784	2,467,718
POSCO	7,411	3,011,728
Samsung Electronics Co., Ltd.	29,634	26,022,881
Samsung Engineering Co., Ltd.	40,494	7,152,277
Samsung Heavy Industries Co., Ltd.	81,530	3,114,552
Shinhan Financial Group Co., Ltd.	151,033	6,705,561

Total		100,144,522

Taiwan (11.3%)
Acer, Inc.	1,235,727	3,357,482
Cathay Financial Holding Co., Ltd.	1,314,450	2,430,184
Chinatrust Financial Holding Co., Ltd.	4,768,174	4,047,487
Delta Electronics, Inc.	818,000	3,773,421
Formosa Chemicals & Fibre Corp.	1,648,000	5,995,353
Formosa Plastics Corp.	2,078,000	7,081,274
Fubon Financial Holding Co., Ltd.	3,369,491	4,680,944
Hon Hai Precision Industry Co., Ltd.	1,412,080	6,024,795
MediaTek, Inc.	123,249	1,671,977
Synnex Technology International Corp.	849,861	2,235,108
Taiwan Semiconductor Manufacturing Co., Ltd.	1,928,000	5,013,737
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	513,633	6,713,183
Tripod Technology Corp.	577,000	2,657,186
Unimicron Technology Corp.	1,865,000	3,857,483
Yuanta Financial Holding Co., Ltd.	3,846,000	3,099,320

Total		62,638,934

Thailand (3.0%)
Bangkok Bank PCL-NVDR	1,076,200	5,226,724
Banpu PCL-NVDR	63,300	1,507,841
Banpu PCL	131,200	3,125,256
Siam Commercial Bank PCL	2,189,000	6,711,635

Total		16,571,456

Total Common Stocks (Cost: $493,354,525)		$565,317,604

Exchange-Traded Funds (2.0%)(c)

	Shares	Value(a)
Luxembourg (0.4%)
db x-trackers (b)	2,253,000	$2,346,484
United States (1.6%)
iShares MSCI Taiwan Index Fund	544,490	8,477,709

Total Exchange-Traded Funds (Cost: $9,938,215)		$10,824,193

Investments of Cash Collateral Received for Securities on Loan (4.3%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
Cantor Fitzgerald & Co. dated 01-31-11, matures 02-01-11, repurchase price $5,000,033	0.240%	$5,000,000	$5,000,000
Citigroup Global Markets, Inc. dated 01-31-11, matures 02-01-11, repurchase price $1,000,006	0.210	1,000,000	1,000,000
Deutsche Bank AG dated 01-31-11, matures 02-01-11, repurchase price $10,087,639	0.220	10,087,577	10,087,577
Mizuho Securities USA, Inc. dated 01-31-11, matures 02-01-11, repurchase price $5,000,035	0.250	5,000,000	5,000,000
Pershing LLC dated 01-31-11, matures 02-01-11, repurchase price $3,000,025	0.300	3,000,000	3,000,000

Total			24,087,577

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $24,087,577)			$24,087,577

Total Investments in Securities
(Cost: $527,380,317)(g)			$600,229,374

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2011:

	Percentage of net
Industry	assets	Value(a)

Airlines	1.7%	$9,601,863
Auto Components	1.7	9,275,374
Automobiles	3.9	21,541,452
Biotechnology	0.5	2,745,546
Capital Markets	1.7	9,262,114
Chemicals	4.0	22,307,473
Commercial Banks	19.2	106,098,027
Communications Equipment	1.6	9,077,490
Computers & Peripherals	0.6	3,357,482
Construction & Engineering	1.8	10,231,717
Construction Materials	1.2	6,704,019
Distributors	1.7	9,561,741
Diversified Consumer Services	0.5	2,908,891
Diversified Financial Services	2.3	12,815,224
Diversified Telecommunication Services	0.5	2,553,708
Electrical Equipment	2.7	15,200,492
Electronic Equipment, Instruments & Components	3.8	20,838,713
Food & Staples Retailing	1.1	6,106,455
Food Products	1.3	6,943,372
Gas Utilities	1.2	6,662,415
Hotels, Restaurants & Leisure	3.0	16,383,574
Household Products	0.4	2,467,718
Industrial Conglomerates	1.5	8,212,596
Insurance	2.0	11,044,561
Internet Software & Services	1.1	6,359,880
IT Services	1.7	9,165,057
Machinery	3.3	18,102,182
Media	0.8	4,199,851
Metals & Mining	8.4	46,444,122
Multiline Retail	1.1	6,242,981
Oil, Gas & Consumable Fuels	6.8	37,856,494
Personal Products	0.7	4,070,311
Real Estate Management & Development	7.1	39,402,010
Semiconductors & Semiconductor Equipment	7.1	39,421,778
Tobacco	0.9	5,144,859
Trading Companies & Distributors	0.8	4,582,233
Wireless Telecommunication Services	2.2	12,423,829
Exchange-Traded Funds	2.0	10,824,193
Other(1)	4.3	24,087,577

Total		$600,229,374

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2011, the value of these securities amounted to $4,362,088 or 0.79% of net assets.

(e)	At Jan. 31, 2011, security was partially or fully on loan.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.240%)

Security description	Value (a)

Fannie Mae Interest Strip	$259,774
Fannie Mae Pool	1,111,095
Fannie Mae Principal Strip	10,799
Fannie Mae REMICS	328,424
Fannie Mae Whole Loan	18,089
Federal Farm Credit Bank	73,516
Federal Home Loan Banks	447,345
Federal Home Loan Mortgage Corp	122,738
Federal National Mortgage Association	315,021
FHLMC Structured Pass Through Securities	121,093
Freddie Mac Coupon Strips	163
Freddie Mac Non Gold Pool	469,381
Freddie Mac Reference REMIC	2,730
Freddie Mac REMICS	147,430
Freddie Mac Strips	39,305
Ginnie Mae I Pool	231,019
Ginnie Mae II Pool	469,876
Government National Mortgage Association	228,892
United States Treasury Inflation Indexed Bonds	75,550
United States Treasury Note/Bond	96,227
United States Treasury Strip Coupon	457,043
United States Treasury Strip Principal	74,501

Total market value of collateral securities	$5,100,011

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$4,754
Fannie Mae REMICS	349,389
Fannie Mae Whole Loan	8,213
Fannie Mae-Aces	652
Freddie Mac Reference REMIC	31,626
Freddie Mac REMICS	504,927
Government National Mortgage Association	120,439

Total market value of collateral securities	$1,020,000

Deutsche Bank AG (0.220%)

Security description	Value (a)

Ginnie Mae I Pool	$3,819,281
Ginnie Mae II Pool	6,470,047

Total market value of collateral securities	$10,289,328

Mizuho Securities USA, Inc. (0.250%)

Security description	Value (a)

Fannie Mae Grantor Trust	$9,609
Fannie Mae Pool	1,058,594
Fannie Mae REMICS	810,889
Fannie Mae Whole Loan	43,185
FHLMC Structured Pass Through Securities	37,365
Freddie Mac Gold Pool	239,026
Freddie Mac Non Gold Pool	23,360
Freddie Mac REMICS	333,874
Ginnie Mae I Pool	2,026,605
Ginnie Mae II Pool	3,658
Government National Mortgage Association	513,835

Total market value of collateral securities	$5,100,000

Pershing LLC (0.300%)

Security description	Value (a)

Fannie Mae Pool	$458,083
Fannie Mae REMICS	475,423
Federal Farm Credit Bank	47,797
Federal Home Loan Banks	27,934
Federal Home Loan Mortgage Corp	4,013
Federal National Mortgage Association	13,950
Freddie Mac Gold Pool	125,881
Freddie Mac Non Gold Pool	18,016
Freddie Mac REMICS	434,836
Ginnie Mae I Pool	78,188
Ginnie Mae II Pool	89,354
Government National Mortgage Association	1,283,142
United States Treasury Note/Bond	1,160
United States Treasury Strip Principal	2,223

Total market value of collateral securities	$3,060,000

(g)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $527,380,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$79,447,000
Unrealized depreciation	(6,598,000)

Net unrealized appreciation	$72,849,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Airlines	$—	$9,601,863	$—	$9,601,863
Auto Components	—	9,275,374	—	9,275,374
Automobiles	—	21,541,452	—	21,541,452
Biotechnology	—	2,745,546	—	2,745,546
Capital Markets	—	9,262,114	—	9,262,114
Chemicals	—	22,307,473	—	22,307,473
Commercial Banks	4,781,572	101,316,455	—	106,098,027
Communications Equipment	—	9,077,490	—	9,077,490
Computers & Peripherals	—	3,357,482	—	3,357,482
Construction & Engineering	—	10,231,717	—	10,231,717
Construction Materials	—	6,704,019	—	6,704,019
Distributors	—	9,561,741	—	9,561,741
Diversified Financial Services	—	12,815,224	—	12,815,224
Diversified Telecommunication Services	—	2,553,708	—	2,553,708
Electrical Equipment	—	15,200,492	—	15,200,492
Electronic Equipment, Instruments & Components	—	20,838,713	—	20,838,713
Food & Staples Retailing	—	6,106,455	—	6,106,455
Food Products	—	6,943,372	—	6,943,372
Gas Utilities	—	6,662,415	—	6,662,415
Hotels, Restaurants & Leisure	3,542,518	12,841,056	—	16,383,574
Household Products	—	2,467,718	—	2,467,718
Industrial Conglomerates	—	8,212,596	—	8,212,596
Insurance	—	11,044,561	—	11,044,561
Internet Software & Services	—	6,359,880	—	6,359,880
IT Services	2,337,823	6,827,234	—	9,165,057
Machinery	—	18,102,182	—	18,102,182
Metals & Mining	—	46,444,122	—	46,444,122
Multiline Retail	—	6,242,981	—	6,242,981
Oil, Gas & Consumable Fuels	—	37,856,494	—	37,856,494
Personal Products	—	4,070,311	—	4,070,311
Real Estate Management & Development	—	39,402,010	—	39,402,010
Semiconductors & Semiconductor Equipment	6,713,183	32,708,595	—	39,421,778
Tobacco	—	5,144,859	—	5,144,859
Trading Companies & Distributors	—	4,582,233	—	4,582,233
Wireless Telecommunication Services	—	12,423,829	—	12,423,829
All Other Industries	7,108,742	—	—	7,108,742

Total Equity Securities	24,483,838	540,833,766	—	565,317,604

Other
Exchange-Traded Funds	8,477,709	2,346,484	—	10,824,193
Investments of Cash Collateral Received for Securities on Loan	—	24,087,577	—	24,087,577

Total Other	8,477,709	26,434,061	—	34,911,770

Total	$32,961,547	$567,267,827	$—	$600,229,374

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $412,784,556.

Portfolio of Investments
Columbia European Equity Fund
January 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks (98.3%)

Issuer	Shares	Value
Australia (0.6%)
Centamin Egypt Ltd. (a)	521,855	$1,140,126

Belgium (3.2%)
Anheuser-Busch InBev NV	62,330	3,438,063
Umicore SA	42,560	2,180,324

Total		5,618,387

Bermuda (1.4%)
Seadrill Ltd.	74,523	2,454,040

Denmark (1.4%)
Novo Nordisk A/S, Series B	22,628	2,547,029

France (10.0%)
BNP Paribas	39,441	2,942,852
Edenred (a)	64,910	1,551,632
Legrand SA	40,525	1,631,045
LVMH Moet Hennessy Louis Vuitton SA	14,938	2,330,286
Publicis Groupe SA	47,596	2,447,634
Safran SA (b)	45,147	1,630,600
Schneider Electric SA	14,291	2,224,287
Societe Generale	45,897	2,963,657

Total		17,721,993

Germany (15.7%)
Aixtron SE (b)	44,383	1,832,017
BASF SE	38,072	2,929,973
BMW AG	38,075	2,921,187
E.ON AG	65,238	2,175,765
Fresenius Medical Care AG & Co. KGaA	75,586	4,420,482
Infineon Technologies AG (a)	206,373	2,185,442
Kabel Deutschland Holding AG (a)(b)	48,470	2,441,296
Linde AG	13,079	1,906,258
MAN SE	12,675	1,466,915
SAP AG	27,350	1,581,750
Siemens AG (b)	30,968	3,968,594

Total		27,829,679

Italy (3.5%)
Fiat Industrial SpA (a)	96,343	1,303,483
Fiat SpA	96,051	931,779
Intesa Sanpaolo SpA	540,600	1,799,745
Saipem SpA	42,847	2,140,151

Total		6,175,158

Netherlands (4.3%)
ASML Holding NV	43,137	1,808,027
ING Groep NV-CVA (a)	348,870	3,971,411
Koninklijke Vopak NV	37,992	1,835,453

Total		7,614,891

Norway (0.9%)
Telenor ASA	104,935	1,617,819

Spain (5.5%)
Amadeus IT Holding SA, Series A (a)	115,409	2,425,861
Banco Santander SA	301,710	3,692,970
Inditex SA	22,859	1,727,961
International Consolidated Airlines Group SA (a)(b)	472,729	1,940,777

Total		9,787,569

Sweden (3.3%)
Assa Abloy AB, Series B	50,217	1,366,404
Atlas Copco AB, Series A	64,717	1,553,344
Swedish Match AB	100,756	2,903,000

Total		5,822,748

Switzerland (9.8%)
Cie Financiere Richemont SA, Series A	34,731	1,890,325
Credit Suisse Group AG	53,429	2,385,061
Nestlé SA	90,136	4,869,154
SGS SA	1,134	1,843,892
Sika AG	834	1,827,807
Swatch Group AG (The)	28,320	2,037,519
Syngenta AG	8,092	2,609,314

Total		17,463,072

Turkey (0.4%)
Turkiye Garanti Bankasi AS	144,832	647,744

United Kingdom (38.3%)
Admiral Group PLC	53,853	1,416,513
AMEC PLC	94,716	1,818,031
ARM Holdings PLC	260,551	2,145,677
BG Group PLC	223,848	5,020,796
BP PLC	590,453	4,637,801
British American Tobacco PLC	66,839	2,467,545
Burberry Group PLC	146,029	2,508,568
Cairn Energy PLC (a)	254,896	1,689,984
Carnival PLC	37,157	1,692,194
Carphone Warehouse Group PLC (a)	355,535	2,294,208
Hargreaves Lansdown PLC	164,179	1,406,873
HSBC Holdings PLC	449,859	4,902,840
IG Group Holdings PLC	263,358	1,902,598
Lloyds Banking Group PLC (a)	2,453,433	2,480,193

Issuer	Shares	Value
Prudential PLC	243,430	$2,636,878
Rio Tinto PLC	94,298	6,473,378
Shire PLC	112,495	2,967,007
Standard Chartered PLC	150,806	3,925,922
Tesco PLC	510,910	3,292,030
Tullow Oil PLC	140,921	2,996,891
Vodafone Group PLC	1,952,660	5,478,108
Weir Group PLC (The)	50,667	1,285,843
Xstrata PLC	119,456	2,644,653

Total		68,084,531

Total Common Stocks (Cost: $160,110,545)		$174,524,786

Preferred Stocks (1.5%)

Issuer	Shares	Value
Germany (1.5%)
Volkswagen AG	16,383	$2,649,635

Total Preferred Stocks (Cost: $2,207,599)		$2,649,635

Rights (—%)

Issuer	Shares	Value
Spain (—%)
Banco Santander SA (a)	266,115	$50,264

Total Rights (Cost: $—)		$50,264

Money Market Fund (12.2%)

	Shares	Value
Columbia Short-Term Cash Fund, 0.252% (c)(d)	21,635,994	$21,635,994

Total Money Market Fund (Cost: $21,635,994)		$21,635,994

Investments of Cash Collateral Received for Securities on Loan (3.9%)

	Effective	Par/
Issuer	yield	Principal	Value
Repurchase Agreements (3.9%)
Cantor Fitzgerald & Co. dated 01-31-11, matures 02-01-11, repurchase price $2,000,013 (e)	0.240%	$2,000,000	$2,000,000
Goldman Sachs & Co. dated 01-31-11, matures 02-01-11, repurchase price $5,006,152 (e)	0.220%	5,006,121	5,006,121

Total			7,006,121

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $7,006,121)			$7,006,121

Total Investments (Cost: $190,960,259) (f)			$205,866,800

Other Assets & Liabilities, Net			(28,246,855)

Net Assets			$177,619,945

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at January 31, 2011:

	Percentage of
Industry	net assets	Value

Aerospace & Defense	0.9%	$1,630,600
Airlines	1.1	1,940,777
Automobiles	1.6	2,921,187
Automotive	2.0	3,581,414
Banking	11.9	21,217,584
Building Products	0.8	1,366,404
Capital Markets	0.8	1,406,873
Chemicals	6.4	11,453,676
Commercial Banks	2.6	4,573,666
Commercial Services & Supplies	0.9	1,551,632
Diversified Financial Services	1.1	1,902,598
Diversified Manufacturing	2.2	3,968,594
Diversified Telecommunication Services	0.9	1,617,819
Electric Utilities	1.2	2,175,765
Electrical Equipment	2.2	3,855,332
Energy Equipment & Services	3.6	6,412,222
Food & Staples Retailing	1.9	3,292,030
Food and Beverage	1.9	3,438,063
Food Products	2.7	4,869,154
Health Care	2.5	4,420,482
Insurance	2.3	4,053,391
Integrated Energy	2.6	4,637,801
IT Services	1.4	2,425,861
Life Insurance	2.2	3,971,411
Lodging	1.0	1,692,194
Machinery	3.2	5,609,585
Media	1.4	2,447,634
Media Cable	1.4	2,441,296
Metals	1.5	2,644,652
Metals & Mining	4.3	7,613,504
Oil, Gas & Consumable Fuels	5.5	9,707,671
Pharmaceuticals	3.1	5,514,036
Professional Services	1.0	1,843,892
Semiconductors & Semiconductor Equipment	3.3	5,785,721
Software	0.9	1,581,750
Specialty Retail	2.3	4,022,168
Technology	1.2	2,185,442
Textiles, Apparel & Luxury Goods	4.9	8,766,698
Tobacco	3.0	5,370,545
Transportation Infrastructure	1.0	1,835,453
Wireless	3.1	5,478,108
Other(1)	16.1	28,642,115

Total		$205,866,800

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At January 31, 2011, security was partially or fully on loan.

(c)	Investments in affiliates during the period ended January 31, 2011:

			Sales Cost/			Dividends
			Proceeds	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	from Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$1,758,836	$104,468,590	$(84,591,432)	$—	$21,635,994	$1,903	$21,635,994

(d)	The rate shown is the seven-day current annualized yield at January 31, 2011.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.240%)

Security description	Value

Fannie Mae Interest Strip	$103,910
Fannie Mae Pool	444,438
Fannie Mae Principal Strip	4,319
Fannie Mae REMICS	131,369
Fannie Mae Whole Loan	7,236
Federal Farm Credit Bank	29,406
Federal Home Loan Banks	178,938
Federal Home Loan Mortgage Corp	49,095
Federal National Mortgage Association	126,008
FHLMC Structured Pass Through Securities	48,437
Freddie Mac Coupon Strips	66
Freddie Mac Non Gold Pool	187,752
Freddie Mac Reference REMIC	1,092
Freddie Mac REMICS	58,972
Freddie Mac Strips	15,722
Ginnie Mae I Pool	92,408
Ginnie Mae II Pool	187,950
Government National Mortgage Association	91,557
United States Treasury Inflation Indexed Bonds	30,220
United States Treasury Note/Bond	38,491
United States Treasury Strip Coupon	182,817
United States Treasury Strip Principal	29,801

Total market value of collateral securities	$2,040,004

Goldman Sachs & Co. (0.220%)

Security description	Value

Government National Mortgage Association	$5,106,244

Total market value of collateral securities	$5,106,244

(f)	At January 31, 2011, the cost of securities for federal income tax purposes was approximately $190,960,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$16,188,000
Unrealized depreciation	(1,281,000)

Net unrealized appreciation	$14,907,000

Securities are valued using policies described in the notes to the financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated October 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Consumer Discretionary	$—	$23,222,955	$—	$23,222,955
Consumer Staples	—	16,969,792	—	16,969,792
Energy	—	20,757,695	—	20,757,695
Financials	—	37,075,258	—	37,075,258
Health Care	—	9,934,519	—	9,934,519
Industrials	—	23,602,268	—	23,602,268
Information Technology	—	11,978,774	—	11,978,774
Materials	—	21,711,833	—	21,711,833
Telecommunication Services	—	7,095,927	—	7,095,927
Utilities	—	2,175,765	—	2,175,765
Preferred Stocks
Consumer Discretionary	—	2,649,635	—	2,649,635
Rights
Financials	—	50,264	—	50,264

Total Equity Securities	—	177,224,685	—	177,224,685

Other
Affiliated Money Market Fund(c)	21,635,994	—	—	21,635,994
Investments of Cash Collateral Received for Securities on Loan	—	7,006,121	—	7,006,121

Total Other	21,635,994	7,006,121	—	28,642,115

Total	$21,635,994	$184,230,806	$—	$205,866,800

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $67,789,885.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at January 31, 2011.

Portfolio of Investments
RiverSource Disciplined International Equity Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.4%)(c)

Issuer	Shares	Value(a)
Australia (3.3%)
AGL Energy Ltd.	204,372	$3,039,460
Australia & New Zealand Banking Group Ltd.	235,742	5,587,856
AWE Ltd. (b)	1,121,361	1,994,801
OneSteel Ltd.	642,294	1,751,200

Total		12,373,317

Brazil (0.3%)
Vivo Participacoes SA, ADR	34,766	1,183,435

Canada (2.6%)
Centerra Gold, Inc.	103,721	1,664,965
Cott Corp. (b)	237,860	1,912,394
Eastern Platinum Ltd. (b)	1,156,046	1,847,641
First Quantum Minerals Ltd.	24,292	2,811,136
George Weston Ltd.	24,641	1,744,881

Total		9,981,017

China (1.5%)
Bank of China Ltd., Series H (d)	4,110,000	2,146,946
Solarfun Power Holdings Co., Ltd., ADR (b,d)	155,116	1,315,384
Yanzhou Coal Mining Co., Ltd., Series H	794,000	2,321,255

Total		5,783,585

Denmark (1.1%)
Carlsberg A/S, Series B	40,321	4,007,634

Finland (2.4%)
Fortum OYJ	153,182	4,711,990
Sampo OYJ, Series A	147,231	4,339,538

Total		9,051,528

France (5.6%)
BNP Paribas	64,624	4,821,858
Sanofi-Aventis SA	63,693	4,351,524
Schneider Electric SA	27,111	4,219,623
SEB SA	33,600	3,334,086
Total SA	74,980	4,386,112

Total		21,113,203

Germany (7.5%)
Adidas AG	57,970	3,606,424
Allianz SE	21,386	2,971,835
Aurubis AG	47,312	2,666,193
BASF SE	92,033	7,082,743
Freenet AG	236,380	2,763,174
Henkel AG & Co. KGaA	6,221	320,107

Issuer	Shares	Value(a)
Kloeckner & Co. SE (b)	72,921	2,333,824
MTU Aero Engines Holding AG	39,912	2,813,913
RWE AG	50,716	3,656,518

Total		28,214,731

Greece (0.6%)
OPAP SA	119,053	2,402,534

Hong Kong (1.5%)
Hongkong Land Holdings Ltd. (d)	488,000	3,444,141
Swire Pacific Ltd., Series A	145,000	2,293,697

Total		5,737,838

India (0.7%)
Balrampur Chini Mills Ltd.	900,833	1,393,348
Indian Bank	241,525	1,111,719

Total		2,505,067

Indonesia (0.5%)
PT Perusahaan Gas Negara Tbk	3,788,000	1,782,188

Ireland (0.8%)
DCC PLC	96,721	2,859,453

Israel (0.6%)
Bezeq The Israeli Telecommunication Corp., Ltd.	864,298	2,309,240

Italy (2.6%)
Enel SpA	659,484	3,721,927
Maire Tecnimont SpA	460,594	2,194,466
Parmalat SpA	1,188,278	3,764,874

Total		9,681,267

Japan (21.7%)
Aeon Delight Co., Ltd.	133,800	2,477,863
Arnest One Corp.	203,800	2,648,741
Dena Co., Ltd.	48,731	1,764,938
Denso Corp.	46,700	1,722,563
EDION Corp. (d)	184,100	1,631,208
Exedy Corp.	33,400	1,122,757
Foster Electric Co., Ltd.	128,900	3,460,636
FUJIFILM Holdings Corp.	89,000	3,220,884
Hitachi Chemical Co., Ltd.	126,500	2,869,077
Hitachi Ltd.	311,000	1,701,251
ITOCHU Corp.	286,700	3,120,241
Japan Petroleum Exploration Co.	68,000	2,767,100
Japan Retail Fund Investment Corp.	1,878	3,449,898
Miraca Holdings, Inc.	101,000	3,861,209
Mitsubishi Electric Corp.	369,000	4,077,964
Mitsui & Co., Ltd.	179,100	3,022,764
Murata Manufacturing Co., Ltd.	52,700	4,001,266
NHK Spring Co., Ltd.	206,000	2,333,154
Nintendo Co., Ltd.	9,000	2,433,171
Nissan Motor Co., Ltd.	495,600	5,013,638
NTT DoCoMo, Inc.	1,080	1,931,071
Santen Pharmaceutical Co., Ltd.	58,493	2,096,183
Seven & I Holdings Co., Ltd.	141,067	3,642,791
Shinko Plantech Co., Ltd.	253,800	2,573,917
Softbank Corp.	123,900	4,258,225
Sumitomo Mitsui Financial Group, Inc.	160,800	5,466,533

Issuer	Shares	Value(a)
Tokai Tokyo Financial Holdings, Inc.	429,000	1,532,043
USS Co., Ltd.	42,600	3,418,128

Total		81,619,214

Malta (—%)
BGP Holdings PLC (b,g,h)	2,232,232	3

Netherlands (2.4%)
Core Laboratories NV (d)	9,208	840,322
ING Groep NV-CVA (b)	376,371	4,284,472
Koninklijke Ahold NV	277,352	3,755,472

Total		8,880,266

Norway (1.9%)
Marine Harvest ASA	3,550,104	3,995,366
Norsk Hydro ASA	160,620	1,206,126
Telenor ASA	137,327	2,117,218

Total		7,318,710

Russia (0.8%)
Rosneft Oil Co., GDR	347,354	2,971,496

South Korea (1.6%)
LG Fashion Corp.	99,150	2,827,335
Samsung Electronics Co., Ltd.	2,357	2,069,782
Youngone Corp.	111,359	1,247,757

Total		6,144,874

Spain (3.8%)
Banco Bilbao Vizcaya Argentaria SA	329,127	4,034,198
Banco Santander SA	520,370	6,369,397
Tecnicas Reunidas SA	31,000	1,912,121
Telefonica SA	86,600	2,167,361

Total		14,483,077

Sweden (3.9%)
Scania AB, Series B	135,343	3,036,198
Svenska Cellulosa AB, Series B	251,241	4,381,301
Svenska Handelsbanken AB, Series A	96,755	3,294,983
Tele2 AB, Series B	177,469	3,922,497

Total		14,634,979

Switzerland (7.6%)
Clariant AG (b)	222,963	3,939,684
Credit Suisse Group AG	77,101	3,441,775
Forbo Holding AG (d)	2,130	1,388,627
Nestlé SA	69,983	3,780,487
Noble Corp.	62,400	2,386,800
Novartis AG	53,151	2,958,593
Roche Holding AG	37,900	5,765,422
Zurich Financial Services AG	18,159	4,964,436

Total		28,625,824

Taiwan (2.4%)
CTCI Corp.	2,254,000	2,632,374
Huaku Development Co., Ltd.	1,298,449	4,246,631
Macronix International	2,967,000	2,286,351

Total		9,165,356

Thailand (0.4%)
Advanced Information Service PCL	595,200	1,553,508

Issuer	Shares	Value(a)
Turkey (0.4%)
Turk Hava Yollari	451,130	1,454,906

United Kingdom (16.6%)
AstraZeneca PLC, ADR (d)	108,047	5,283,498
Atkins WS PLC	258,000	2,839,439
Autonomy Corp. PLC (b)	103,662	2,483,954
BAE Systems PLC	692,871	3,793,929
BHP Billiton PLC	193,710	7,393,586
BP PLC	658,142	5,169,475
Game Group PLC	1,837,224	1,975,943
GlaxoSmithKline PLC	169,626	3,061,584
Halma PLC	386,269	2,089,716
HSBC Holdings PLC	378,617	4,126,401
ICAP PLC	308,738	2,657,589
Intermediate Capital Group PLC	579,078	3,146,014
International Power PLC	675,847	4,566,892
Legal & General Group PLC	1,449,283	2,577,735
McBride PLC	477,109	1,182,379
Royal Dutch Shell PLC, Series B	179,013	6,235,253
Vodafone Group PLC	1,104,105	3,097,521
Wolseley PLC (b)	27,107	943,561

Total		62,624,469

United States (3.3%)
Advanced Micro Devices, Inc. (b,d)	144,222	1,129,258
Amgen, Inc. (b)	26,655	1,468,157
Axis Capital Holdings Ltd.	80,801	2,874,900
Freeport-McMoRan Copper & Gold, Inc.	27,299	2,968,766
Tyco International Ltd.	68,413	3,066,955
XL Group PLC	36,185	829,360

Total		12,337,396

Total Common Stocks (Cost: $322,126,823)		$370,800,115

Preferred Stocks (1.0%)(c)

Issuer	Shares	Value(a)
Germany
Henkel AG & Co. KGaA	63,625	$3,869,904

Total Preferred Stocks (Cost: $3,297,038)		$3,869,904

Exchange-Traded Funds (0.4%)

	Shares	Value(a)
United States
iShares MSCI EAFE Index Fund	23,452	$1,393,987

Total Exchange-Traded Funds (Cost: $1,381,557)		$1,393,987

Money Market Fund (0.1%)

	Shares	Value(a)
Columbia Short-Term Cash Fund, 0.218% (e)	224,032	$224,032

Total Money Market Fund (Cost: $224,032)		$224,032

Investments of Cash Collateral Received for Securities on Loan (4.0%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
Cantor Fitzgerald & Co. dated 01-31-11, matures 02-01-11, repurchase price $5,000,033	0.240%	$5,000,000	$5,000,000
Goldman Sachs & Co. dated 01-31-11, matures 02-01-11, repurchase price $2,244,254	0.220	2,244,240	2,244,240
Mizuho Securities USA, Inc. dated 01-31-11, matures 02-01-11, repurchase price $5,000,035	0.250	5,000,000	5,000,000
Nomura Securities dated 01-31-11, matures 02-01-11, repurchase price $1,000,010	0.350	1,000,000	1,000,000
Pershing LLC dated 01-31-11, matures 02-01-11, repurchase price $2,000,017	0.300	2,000,000	2,000,000

Total			15,244,240

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $15,244,240)			$15,244,240

Total Investments in Securities (Cost: $342,273,690)(i)			$391,532,278

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2011:

	Percentage of net
Industry	assets		Value(a)

Aerospace & Defense	1.8%		$6,607,842
Airlines	0.4		1,454,906
Auto Components	1.4		5,178,474
Automobiles	1.3		5,013,638
Beverages	1.6		5,920,028
Biotechnology	0.4		1,468,157
Capital Markets	2.9		10,777,421
Chemicals	3.7		13,891,504
Commercial Banks	9.8		36,959,891
Commercial Services & Supplies	0.7		2,477,863
Construction & Engineering	1.3		4,826,840
Diversified Financial Services	1.1		4,284,472
Diversified Telecommunication Services	2.8		10,516,316
Electric Utilities	2.2		8,433,917
Electrical Equipment	2.2		8,297,587
Electronic Equipment, Instruments & Components	2.9		11,013,117
Energy Equipment & Services	2.0		7,713,160
Food & Staples Retailing	2.4		9,143,144
Food Products	3.4		12,934,075
Gas Utilities	0.5		1,782,188
Health Care Providers & Services	1.0		3,861,209
Hotels, Restaurants & Leisure	0.6		2,402,534
Household Durables	2.9		10,832,090
Household Products	1.4		5,372,390
Independent Power Producers & Energy Traders	1.2		4,566,892
Industrial Conglomerates	1.6		5,926,408
Insurance	4.9		18,557,804
Internet & Catalog Retail	0.5		1,764,938
Machinery	0.8		3,036,198
Metals & Mining	5.9		22,309,613
Multi-Utilities	1.8		6,695,978
Oil, Gas & Consumable Fuels	6.9		25,845,492
Paper & Forest Products	1.2		4,381,301
Pharmaceuticals	6.2		23,516,804
Professional Services	0.8		2,839,439
Real Estate	0.0	*	3
Real Estate Investment Trusts (REITs)	0.9		3,449,898
Real Estate Management & Development	2.6		9,984,469
Semiconductors & Semiconductor Equipment	1.8		6,800,775
Software	1.3		4,917,125
Specialty Retail	1.9		7,025,279
Textiles, Apparel & Luxury Goods	2.0		7,681,516
Trading Companies & Distributors	2.5		9,420,390
Wireless Telecommunication Services	3.9		14,786,934
Exchange-Traded Funds	0.4		1,393,987
Other(1)	4.1		15,468,272

Total			$391,532,278

*	Rounds to less than 0.1%.

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at Jan. 31, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange date	delivered	received	appreciation	depreciation

J.P. Morgan Securities, Inc.	Feb. 2, 2011	148,466 (EUR)	201,979 (USD)	$—	$(1,226)

J.P. Morgan Securities, Inc.	Feb. 2, 2011	237,994 (GBP)	376,779 (USD)	—	(4,297)

UBS Securities	Feb. 2, 2011	31,044,799 (JPY)	378,282 (USD)	102	—

UBS Securities	Feb. 3, 2011	123,731 (EUR)	169,386 (USD)	35	—

Total				$137	$(5,523)

Notes to Portfolio of Investments

ADR —	American Depositary Receipt

EUR —	European Monetary Unit

GBP —	British Pound Sterling

GDR —	Global Depositary Receipt

JPY —	Japanese Yen

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Jan. 31, 2011, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.240%)

Security description	Value (a)

Fannie Mae Interest Strip	$259,774
Fannie Mae Pool	1,111,095
Fannie Mae Principal Strip	10,799
Fannie Mae REMICS	328,424
Fannie Mae Whole Loan	18,089
Federal Farm Credit Bank	73,516
Federal Home Loan Banks	447,345
Federal Home Loan Mortgage Corp	122,738
Federal National Mortgage Association	315,021
FHLMC Structured Pass Through Securities	121,093
Freddie Mac Coupon Strips	163
Freddie Mac Non Gold Pool	469,381
Freddie Mac Reference REMIC	2,730
Freddie Mac REMICS	147,430
Freddie Mac Strips	39,305
Ginnie Mae I Pool	231,019
Ginnie Mae II Pool	469,876
Government National Mortgage Association	228,892
United States Treasury Inflation Indexed Bonds	75,550
United States Treasury Note/Bond	96,227
United States Treasury Strip Coupon	457,043
United States Treasury Strip Principal	74,501

Total market value of collateral securities	$5,100,011

Goldman Sachs & Co. (0.220%)

Security description	Value (a)

Government National Mortgage Association	$2,289,125

Total market value of collateral securities	$2,289,125

Mizuho Securities USA, Inc. (0.250%)

Security description	Value (a)

Fannie Mae Grantor Trust	$9,609
Fannie Mae Pool	1,058,594
Fannie Mae REMICS	810,889
Fannie Mae Whole Loan	43,185
FHLMC Structured Pass Through Securities	37,365
Freddie Mac Gold Pool	239,026
Freddie Mac Non Gold Pool	23,360
Freddie Mac REMICS	333,874
Ginnie Mae I Pool	2,026,605
Ginnie Mae II Pool	3,658
Government National Mortgage Association	513,835

Total market value of collateral securities	$5,100,000

Nomura Securities (0.350%)

Security description	Value (a)

AEP Texas Central Transition Funding LLC	$926
Ally Auto Receivables Trust	7,018
American Express Credit Account Master Trust	27,508
AmeriCredit Automobile Receivables Trust	40,242
Ameriquest Mortgage Securities Inc	64
Asset Securitization Corp	712
Atlantic City Electric Transition Funding LLC	15,620
Banc of America Commercial Mortgage Inc	136,568
Bayview Commercial Asset Trust	1,787
BMW Vehicle Lease Trust	78,863
Capital Auto Receivables Asset Trust	563
Capital One Multi-Asset Execution Trust	7,726
CarMax Auto Owner Trust	16,016
CenterPoint Energy Transition Bond Co LLC	16,357
Chase Issuance Trust	6,901
Citibank Credit Card Issuance Trust	19,673
Citigroup/Deutsche Bank Commercial Mortgage Trust	24,141
CNH Equipment Trust	6,655
Commercial Mortgage Asset Trust	695
Commercial Mortgage Pass Through Certificates	8,698
Countrywide Alternative Loan Trust	734
Countrywide Home Loan Mortgage Pass Through Trust	1,540
Credit Suisse First Boston Mortgage Securities Corp	25,140
Entergy Gulf States Reconstruction Funding LLC	17,279
Ford Credit Auto Owner Trust	109,638
GS Mortgage Securities Corp II	22,737
Harley-Davidson Motorcycle Trust	19,533
Honda Auto Receivables Owner Trust	8,299
Impac CMB Trust	1,296
JP Morgan Chase Commercial Mortgage Securities Corp	49,861
LB-UBS Commercial Mortgage Trust	25,288
MBNA Credit Card Master Note Trust	38,061
Merrill Lynch Mortgage Trust	143
Merrill Lynch/Countrywide Commercial Mortgage Trust	1,210
Morgan Stanley Dean Witter Capital I	139
Nelnet Student Loan Trust	1,227
PG&E Energy Recovery Funding LLC	27,463
Public Service New Hampshire Funding LLC	1,378
SLC Student Loan Trust	25,869
SLM Student Loan Trust	139,635
Structured Asset Securities Corp	54,199
Toyota Auto Receivables Owner Trust	3,594
Wachovia Auto Loan Owner Trust	61
Wachovia Bank Commercial Mortgage Trust	54,150
World Omni Auto Receivables Trust	4,793

Total market value of collateral securities	$1,050,000

Pershing LLC (0.300%)

Security description	Value (a)

Fannie Mae Pool	$305,389
Fannie Mae REMICS	316,948
Federal Farm Credit Bank	31,865
Federal Home Loan Banks	18,623
Federal Home Loan Mortgage Corp	2,675
Federal National Mortgage Association	9,300
Freddie Mac Gold Pool	83,921
Freddie Mac Non Gold Pool	12,011
Freddie Mac REMICS	289,891
Ginnie Mae I Pool	52,125
Ginnie Mae II Pool	59,569
Government National Mortgage Association	855,428
United States Treasury Note/Bond	773
United States Treasury Strip Principal	1,482

Total market value of collateral securities	$2,040,000

(g)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Jan. 31, 2011 was $3, representing less than 0.01% of net assets. Information concerning such security holdings at Jan. 31, 2011 was as follows:

Acquisition
Security	dates	Cost

BGP Holdings PLC	02-04-09 thru 05-14-09	$—

(h)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(i)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $342,274,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$55,849,000
Unrealized depreciation	(6,591,000)

Net unrealized appreciation	$49,258,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Aerospace & Defense	$—	$6,607,842	$—	$6,607,842
Airlines	—	1,454,906	—	1,454,906
Auto Components	—	5,178,474	—	5,178,474
Automobiles	—	5,013,638	—	5,013,638
Beverages	1,912,394	4,007,634	—	5,920,028
Biotechnology	1,468,157	—	—	1,468,157
Capital Markets	—	10,777,421	—	10,777,421
Chemicals	—	13,891,504	—	13,891,504
Commercial Banks	—	36,959,891	—	36,959,891
Commercial Services & Supplies	—	2,477,863	—	2,477,863
Construction & Engineering	—	4,826,840	—	4,826,840
Diversified Financial Services	—	4,284,472	—	4,284,472
Diversified Telecommunication Services	—	10,516,316	—	10,516,316
Electric Utilities	—	8,433,917	—	8,433,917
Electrical Equipment	—	8,297,587	—	8,297,587
Electronic Equipment, Instruments & Components	—	11,013,117	—	11,013,117
Energy Equipment & Services	3,227,123	4,486,037	—	7,713,160
Food & Staples Retailing	1,744,881	7,398,263	—	9,143,144
Food Products	—	12,934,075	—	12,934,075
Gas Utilities	—	1,782,188	—	1,782,188
Health Care Providers & Services	—	3,861,209	—	3,861,209
Hotels, Restaurants & Leisure	—	2,402,534	—	2,402,534
Household Durables	—	10,832,090	—	10,832,090
Household Products	—	1,502,486	—	1,502,486
Independent Power Producers & Energy Traders	—	4,566,892	—	4,566,892
Industrial Conglomerates	3,066,955	2,859,453	—	5,926,408
Insurance	3,704,260	14,853,544	—	18,557,804
Internet & Catalog Retail	—	1,764,938	—	1,764,938
Machinery	—	3,036,198	—	3,036,198
Metals & Mining	9,292,508	13,017,105	—	22,309,613
Multi-Utilities	—	6,695,978	—	6,695,978
Oil, Gas & Consumable Fuels	—	25,845,492	—	25,845,492
Paper & Forest Products	—	4,381,301	—	4,381,301
Pharmaceuticals	5,283,498	18,233,306	—	23,516,804
Professional Services	—	2,839,439	—	2,839,439
Real Estate	—	—	3	3
Real Estate Investment Trusts (REITs)	—	3,449,898	—	3,449,898
Real Estate Management & Development	—	9,984,469	—	9,984,469
Semiconductors & Semiconductor Equipment	2,444,642	4,356,133	—	6,800,775
Software	—	4,917,125	—	4,917,125
Specialty Retail	—	7,025,279	—	7,025,279
Textiles, Apparel & Luxury Goods	—	7,681,516	—	7,681,516
Trading Companies & Distributors	—	9,420,390	—	9,420,390
Wireless Telecommunication Services	1,183,435	13,603,499	—	14,786,934
Preferred Stocks
Household Products	—	3,869,904	—	3,869,904

Total Equity Securities	33,327,853	341,342,163	3	374,670,019

Other
Exchange-Traded Funds	1,393,987	—	—	1,393,987
Affiliated Money Market Fund(c)	224,032	—	—	224,032
Investments of Cash Collateral Received for Securities on Loan	—	15,244,240	—	15,244,240

Total Other	1,618,019	15,244,240	—	16,862,259

Investments in Securities	34,945,872	356,586,403	3	391,532,278
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	137	—	137
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,523)	—	(5,523)

Total	$34,945,872	$356,581,017	$3	$391,526,892

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $310,775,554.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of Oct. 31, 2010	$3
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	—
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of Jan. 31, 2011	$3

*	Change in unrealized appreciation (depreciation) relating to securities held at Jan. 31, 2011 was $0.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Threadneedle International Opportunity Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.1%)(c)

Issuer	Shares	Value(a)
Australia (4.7%)
Australia & New Zealand Banking Group Ltd.	167,834	$3,978,215
BHP Billiton Ltd.	80,749	3,592,952
CSL Ltd. (e)	77,134	2,870,084
Macquarie Group Ltd. (e)	53,304	2,168,828
Newcrest Mining Ltd.	85,515	3,167,807
Rio Tinto Ltd.	35,821	3,015,639

Total		18,793,525

Belgium (1.3%)
Anheuser-Busch InBev NV	96,539	5,324,999

Bermuda (0.7%)
Seadrill Ltd. (e)	79,659	2,623,169

Brazil (1.9%)
Itaú Unibanco Holding SA, ADR	126,971	2,729,877
Lojas Renner SA	74,300	2,157,629
MRV Engenharia e Participacoes SA	168,100	1,422,098
OGX Petroleo e Gas Participacoes SA (b)	121,000	1,249,421

Total		7,559,025

Canada (1.9%)
Canadian National Railway Co.	39,100	2,651,582
CGI Group, Inc., Class A (b)	156,900	3,018,574
IESI-BFC Ltd.	85,910	2,042,411

Total		7,712,567

China (2.9%)
China National Building Material Co., Ltd., Series H	880,000	2,209,902
China Yurun Food Group Ltd.	528,000	1,723,480
Dongfeng Motor Group Co., Ltd., Series H	580,000	1,031,055
Ping An Insurance Group Co. of China Ltd., Series H	173,000	1,731,032
Tencent Holdings Ltd.	111,700	2,915,054
Yanzhou Coal Mining Co., Ltd., Series H	658,000	1,923,660

Total		11,534,183

Denmark (1.3%)
Novo Nordisk A/S, Series B	45,693	5,143,247

France (8.1%)
Air Liquide SA	24,059	3,000,461
BNP Paribas	63,564	4,742,767
Edenred (b)	86,787	2,074,588
Legrand SA	59,319	2,387,464
LVMH Moet Hennessy Louis Vuitton SA	40,575	6,329,586
Publicis Groupe SA	63,192	3,249,661
Safran SA	66,148	2,389,105
Schneider Electric SA	20,930	3,257,597
Societe Generale	78,648	5,078,451

Total		32,509,680

Issuer	Shares	Value(a)
Germany (9.1%)
BASF SE	56,255	4,329,313
BMW AG	55,220	4,236,584
E.ON AG	88,512	2,951,981
Fresenius Medical Care AG & Co. KGaA	119,036	6,961,561
Infineon Technologies AG (b)	286,650	3,035,557
Kabel Deutschland Holding AG (b,e)	56,647	2,853,148
Linde AG	17,290	2,520,009
MAN SE	17,714	2,050,094
SAP AG	37,924	2,193,283
Siemens AG (e)	44,960	5,761,688

Total		36,893,218

Hong Kong (2.7%)
Hong Kong Exchanges and Clearing Ltd.	123,500	2,845,707
Li & Fung Ltd.	877,600	5,716,202
Sun Hung Kai Properties Ltd.	143,000	2,403,237

Total		10,965,146

Indonesia (0.7%)
Bank Mandiri Tbk PT	4,176,500	2,770,860

Italy (2.2%)
Fiat Industrial SpA (b)	126,324	1,709,114
Fiat SpA	126,324	1,225,453
Intesa Sanpaolo SpA	857,052	2,853,266
Saipem SpA	61,136	3,053,662

Total		8,841,495

Japan (16.4%)
Asahi Breweries Ltd.	40,300	756,505
Asahi Kasei Corp.	198,000	1,351,867
Asics Corp.	25,000	332,782
Bridgestone Corp.	18,300	351,662
Canon, Inc.	42,300	2,081,910
Daiichi Sankyo Co., Ltd.	20,100	436,847
East Japan Railway Co.	24,900	1,644,540
FANUC Corp.	9,900	1,566,474
Goldcrest Co., Ltd.	22,370	601,135
Hankyu Hanshin Holdings, Inc.	155,000	718,160
Hisamitsu Pharmaceutical Co., Inc.	10,100	407,276
Hitachi Ltd.	55,000	300,864
Honda Motor Co., Ltd.	68,700	2,960,760
Hoya Corp.	45,900	1,082,676
J Front Retailing Co., Ltd.	120,000	622,038
Jafco Co., Ltd. (e)	11,100	312,848
JFE Holdings, Inc.	26,400	849,670
JGC Corp.	12,000	293,461
JX Holdings, Inc.	96,900	656,672
Kawasaki Heavy Industries Ltd.	281,000	1,003,241
Kawasaki Kisen Kaisha Ltd.	146,000	610,575
Kirin Holdings Co., Ltd.	33,000	444,665
Komatsu Ltd.	53,500	1,595,567
Kyocera Corp.	8,000	834,493
Lawson, Inc.	20,600	1,027,439
Makita Corp.	31,800	1,376,626
Mitsubishi Corp.	46,800	1,306,349
Mitsubishi Electric Corp. (e)	122,000	1,348,270
Mitsubishi Estate Co., Ltd.	80,000	1,512,015
Mitsubishi UFJ Financial Group, Inc.	531,800	2,761,789

Issuer	Shares	Value(a)
Mitsubishi UFJ Lease & Finance Co., Ltd.	14,450	584,978
Mitsui Fudosan Co., Ltd.	38,000	775,146
Mizuho Financial Group, Inc.	723,400	1,396,393
MS&AD Insurance Group Holdings	23,000	548,170
Murata Manufacturing Co., Ltd.	10,500	797,216
NGK Spark Plug Co., Ltd.	66,000	1,024,998
Nintendo Co., Ltd.	2,300	621,810
Nippon Electric Glass Co., Ltd.	30,000	452,350
Nippon Sheet Glass Co., Ltd.	301,000	782,156
Nippon Telegraph & Telephone Corp.	17,300	802,536
Nissan Motor Co., Ltd.	146,700	1,484,061
Nomura Holdings, Inc.	155,300	946,851
NSK Ltd.	64,000	613,678
NTT DoCoMo, Inc.	699	1,249,832
ORIX Corp.	4,200	414,980
Osaka Gas Co., Ltd.	207,000	782,084
Santen Pharmaceutical Co., Ltd.	26,000	931,749
Sekisui House Ltd.	67,000	652,676
Seven & I Holdings Co., Ltd.	33,600	867,657
Shin-Etsu Chemical Co., Ltd.	32,000	1,801,433
Shiseido Co., Ltd. (e)	11,800	237,734
Softbank Corp.	22,700	780,159
Sony Corp.	32,800	1,128,559
Sumitomo Corp.	98,200	1,414,522
Sumitomo Metal Industries Ltd.	202,000	472,829
Sumitomo Metal Mining Co., Ltd.	31,000	509,536
Sumitomo Mitsui Financial Group, Inc.	43,000	1,461,822
Suzuki Motor Corp.	37,200	903,067
Takeda Pharmaceutical Co., Ltd.	14,400	694,006
The Chiba Bank Ltd.	125,000	779,057
The Dai-ichi Life Insurance Co., Ltd.	443	695,909
The Kansai Electric Power Co., Inc.	20,900	516,655
The Shizuoka Bank Ltd.	37,000	339,321
The Tokyo Electric Power Co., Inc.	28,200	684,564
Tokio Marine Holdings, Inc.	31,600	941,367
Tokyo Electron Ltd.	13,600	888,982
Tokyo Gas Co., Ltd.	115,000	499,981
Toshiba Corp.	56,000	331,960
Toyota Motor Corp.	66,500	2,737,443
Ushio, Inc.	33,200	672,715
Yamada Denki Co., Ltd.	12,260	831,782

Total		66,201,900

Luxembourg (0.4%)
Evraz Group SA, GDR (b,d)	44,229	1,753,152

Mexico (1.1%)
America Movil SAB de CV, Series L, ADR	37,290	2,125,157
Grupo Modelo SAB de CV, Series C	293,400	1,804,057
Wal-Mart de Mexico SAB de CV, Series V (e)	173,600	482,906

Total		4,412,120

Netherlands (2.5%)
ASML Holding NV	100,457	4,210,515
ING Groep NV-CVA (b)	505,537	5,754,852

Total		9,965,367

Norway (1.3%)
DnB NOR ASA	211,362	2,913,516
Telenor ASA	145,403	2,241,728

Total		5,155,244

Issuer	Shares	Value(a)
Singapore (1.3%)
Oversea-Chinese Banking Corp., Ltd.	532,955	4,134,013
Singapore Airlines Ltd.	110,000	1,276,238

Total		5,410,251

South Korea (1.5%)
Hyundai Mobis	9,980	2,307,111
Samsung Electronics Co., Ltd.	4,434	3,893,685

Total		6,200,796

Spain (3.3%)
Amadeus IT Holding SA, Series A (b)	226,570	4,762,430
Banco Santander SA	453,193	5,547,142
Inditex SA	39,149	2,959,356

Total		13,268,928

Sweden (2.2%)
Assa Abloy AB, Series B	73,691	2,005,131
Atlas Copco AB, Series A	95,045	2,281,280
Swedish Match AB	153,535	4,423,678

Total		8,710,089

Switzerland (7.0%)
Cie Financiere Richemont SA, Series A	43,008	2,340,822
Credit Suisse Group AG	83,123	3,710,597
Nestlé SA	131,374	7,096,834
SGS SA	1,643	2,671,529
Syngenta AG	14,320	4,617,570
The Swatch Group AG	60,424	4,347,283
Xstrata PLC	161,240	3,569,714

Total		28,354,349

Taiwan (0.7%)
Advanced Semiconductor Engineering, Inc.	217,092	269,514
Taiwan Semiconductor Manufacturing Co., Ltd.	1,015,049	2,639,621

Total		2,909,135

Turkey (0.5%)
KOC Holding AS	307,981	1,263,564
Turkiye Garanti Bankasi AS	163,010	729,043

Total		1,992,607

United Kingdom (21.4%)
ARM Holdings PLC	351,582	2,895,331
BG Group PLC	403,427	9,048,662
BP PLC	804,975	6,322,797
British American Tobacco PLC	104,723	3,866,137
Burberry Group PLC	224,298	3,853,116
Cairn Energy PLC (b)	345,426	2,290,206
Carnival PLC	48,225	2,196,250
HSBC Holdings PLC	651,920	7,105,025
IG Group Holdings PLC	369,557	2,669,819
International Consolidated Airlines Group SA (b)	611,321	2,509,763
Prudential PLC	312,365	3,383,594
Rio Tinto PLC	148,001	10,159,987
Shire PLC	166,151	4,382,161
Standard Chartered PLC	251,514	6,547,646
Tesco PLC	736,738	4,747,144

Issuer	Shares	Value(a)
The Weir Group PLC	74,400	1,888,146
Tullow Oil PLC	241,987	5,146,208
Vodafone Group PLC	2,744,028	7,698,259

Total		86,710,251

Total Common Stocks (Cost: $315,018,247)		$391,715,303

Preferred Stocks (2.0%)(c)

Issuer	Shares	Value(a)
Germany
Volkswagen AG	49,672	$8,033,491

Total Preferred Stocks (Cost: $4,522,665)		$8,033,491

Rights (—%)(c)

Issuer	Shares	Value(a)
Spain
Banco Santander SA (b)	453,193	$85,599

Total Rights (Cost: $—)		$85,599

Money Market Fund (0.8%)

	Shares	Value(a)
Columbia Short-Term Cash Fund, 0.218% (g)	3,416,674	$3,416,674

Total Money Market Fund (Cost: $3,416,674)		$3,416,674

Investments of Cash Collateral Received for Securities on Loan (3.3%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
Citigroup Global Markets, Inc. dated 01-31-11, matures 02-01-11, repurchase price $10,000,058	0.210%	$10,000,000	$10,000,000
Goldman Sachs & Co. dated 01-31-11, matures 02-01-11, repurchase price $1,354,683	0.220	1,354,675	1,354,675
Nomura Securities dated 01-31-11, matures 02-01-11, repurchase price $1,000,010	0.350	1,000,000	1,000,000
RBS Securities, Inc. dated 01-31-11, matures 02-01-11, repurchase price $1,000,010	0.350	1,000,000	1,000,000

Total			13,354,675

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $13,354,675)			$13,354,675

Total Investments in Securities
(Cost: $336,312,261)(h)			$416,605,742

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2011:

	Percentage of net
Industry	assets	Value(a)

Aerospace & Defense	0.6%	$2,389,105
Airlines	0.9	3,786,001
Auto Components	0.9	3,683,771
Automobiles	3.6	14,578,423
Automotive	2.0	8,033,491
Beverages	2.1	8,330,226
Biotechnology	0.7	2,870,084
Building Products	0.7	2,787,287
Capital Markets	1.8	7,139,124
Chemicals	4.4	17,620,653
Commercial Banks	13.9	55,953,802
Commercial Services & Supplies	1.0	4,116,999
Computers & Peripherals	0.1	331,960
Construction & Engineering	0.1	293,461
Construction Materials	0.5	2,209,902
Distributors	1.4	5,716,202
Diversified Financial Services	3.0	12,270,336
Diversified Telecommunication Services	0.8	3,044,264
Electric Utilities	1.0	4,153,200
Electrical Equipment	1.9	7,666,046
Electronic Equipment, Instruments & Components	0.9	3,467,599
Energy Equipment & Services	1.4	5,676,831
Food & Staples Retailing	1.8	7,125,146
Food Products	2.2	8,820,314
Gas Utilities	0.3	1,282,065
Health Care Providers & Services	1.7	6,961,561
Hotels, Restaurants & Leisure	0.5	2,196,250
Household Durables	0.8	3,203,333
Industrial Conglomerates	1.9	7,743,412
Insurance	1.8	7,300,072
Internet Software & Services	0.7	2,915,054
IT Services	1.9	7,781,004
Machinery	3.5	14,084,220
Marine	0.1	610,575
Media	1.5	6,102,809
Metals & Mining	6.7	27,091,286
Multiline Retail	0.7	2,779,667
Office Electronics	0.5	2,081,910
Oil, Gas & Consumable Fuels	6.6	26,637,626
Personal Products	0.1	237,734
Pharmaceuticals	3.0	11,995,286
Professional Services	0.7	2,671,529
Real Estate Management & Development	1.3	5,291,533
Road & Rail	1.1	4,296,122
Semiconductors & Semiconductor Equipment	4.4	17,833,205
Software	0.7	2,815,093
Specialty Retail	0.9	3,791,138
Textiles, Apparel & Luxury Goods	4.3	17,203,589
Tobacco	2.0	8,289,815
Trading Companies & Distributors	0.7	2,720,871
Wireless Telecommunication Services	2.9	11,853,407
Other(1)	4.2	16,771,349

Total		$416,605,742

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2011, the value of these securities amounted to $1,753,152 or 0.43% of net assets.

(e)	At Jan. 31, 2011, security was partially or fully on loan.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$47,536
Fannie Mae REMICS	3,493,892
Fannie Mae Whole Loan	82,128
Fannie Mae-Aces	6,522
Freddie Mac Reference REMIC	316,262
Freddie Mac REMICS	5,049,270
Government National Mortgage Association	1,204,390

Total market value of collateral securities	$10,200,000

Goldman Sachs & Co. (0.220%)

Security description	Value (a)

Government National Mortgage Association	$1,381,768

Total market value of collateral securities	$1,381,768

Nomura Securities (0.350%)

Security description	Value (a)

AEP Texas Central Transition Funding LLC	$926
Ally Auto Receivables Trust	7,018
American Express Credit Account Master Trust	27,508
AmeriCredit Automobile Receivables Trust	40,242
Ameriquest Mortgage Securities Inc	64
Asset Securitization Corp	712
Atlantic City Electric Transition Funding LLC	15,620
Banc of America Commercial Mortgage Inc	136,568
Bayview Commercial Asset Trust	1,787
BMW Vehicle Lease Trust	78,863
Capital Auto Receivables Asset Trust	563
Capital One Multi-Asset Execution Trust	7,726
CarMax Auto Owner Trust	16,016
CenterPoint Energy Transition Bond Co LLC	16,357
Chase Issuance Trust	6,901
Citibank Credit Card Issuance Trust	19,673
Citigroup/Deutsche Bank Commercial Mortgage Trust	24,141
CNH Equipment Trust	6,655
Commercial Mortgage Asset Trust	695
Commercial Mortgage Pass Through Certificates	8,698
Countrywide Alternative Loan Trust	734
Countrywide Home Loan Mortgage Pass Through Trust	1,540
Credit Suisse First Boston Mortgage Securities Corp	25,140
Entergy Gulf States Reconstruction Funding LLC	17,279
Ford Credit Auto Owner Trust	109,638
GS Mortgage Securities Corp II	22,737
Harley-Davidson Motorcycle Trust	19,533
Honda Auto Receivables Owner Trust	8,299
Impac CMB Trust	1,296
JP Morgan Chase Commercial Mortgage Securities Corp	49,861
LB-UBS Commercial Mortgage Trust	25,288
MBNA Credit Card Master Note Trust	38,061
Merrill Lynch Mortgage Trust	143
Merrill Lynch/Countrywide Commercial Mortgage Trust	1,210
Morgan Stanley Dean Witter Capital I	139
Nelnet Student Loan Trust	1,227
PG&E Energy Recovery Funding LLC	27,463
Public Service New Hampshire Funding LLC	1,378
SLC Student Loan Trust	25,869
SLM Student Loan Trust	139,635
Structured Asset Securities Corp	54,199
Toyota Auto Receivables Owner Trust	3,594
Wachovia Auto Loan Owner Trust	61
Wachovia Bank Commercial Mortgage Trust	54,150
World Omni Auto Receivables Trust	4,793

Total market value of collateral securities	$1,050,000

RBS Securities, Inc. (0.350%)

Security description	Value (a)

Amortizing Residential Collateral Trust	$36,433
Ginnie Mae I Pool	519,919
Ginnie Mae II Pool	210,234
GS Mortgage Securities Corp II	33,352
HSBC Home Equity Loan Trust	92,249
Merrill Lynch/Countrywide Commercial Mortgage Trust	101,670
Renaissance Home Equity Loan Trust	12,534
Structured Asset Investment Loan Trust	7,508
Wells Fargo Home Equity Trust	14,631

Total market value of collateral securities	$1,028,530

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

(h)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $336,312,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$85,122,000
Unrealized depreciation	(4,828,000)

Net unrealized appreciation	$80,294,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Aerospace & Defense	$—	$2,389,105	$—	$2,389,105
Airlines	—	3,786,001	—	3,786,001
Auto Components	—	3,683,771	—	3,683,771
Automobiles	—	14,578,423	—	14,578,423
Beverages	1,804,057	6,526,169	—	8,330,226
Biotechnology	—	2,870,084	—	2,870,084
Building Products	—	2,787,287	—	2,787,287
Capital Markets	—	7,139,124	—	7,139,124
Chemicals	—	17,620,653	—	17,620,653
Commercial Banks	2,729,877	53,138,326	—	55,868,203
Commercial Services & Supplies	2,042,412	2,074,587	—	4,116,999
Computers & Peripherals	—	331,960	—	331,960
Construction & Engineering	—	293,461	—	293,461
Construction Materials	—	2,209,902	—	2,209,902
Distributors	—	5,716,202	—	5,716,202
Diversified Financial Services	—	12,270,336	—	12,270,336
Diversified Telecommunication Services	—	3,044,264	—	3,044,264
Electric Utilities	—	4,153,200	—	4,153,200
Electrical Equipment	—	7,666,046	—	7,666,046
Electronic Equipment, Instruments & Components	—	3,467,599	—	3,467,599
Energy Equipment & Services	—	5,676,831	—	5,676,831
Food & Staples Retailing	482,906	6,642,240	—	7,125,146
Food Products	—	8,820,314	—	8,820,314
Gas Utilities	—	1,282,065	—	1,282,065
Health Care Providers & Services	—	6,961,561	—	6,961,561
Hotels, Restaurants & Leisure	—	2,196,250	—	2,196,250
Household Durables	1,422,097	1,781,236	—	3,203,333
Industrial Conglomerates	—	7,743,412	—	7,743,412
Insurance	—	7,300,072	—	7,300,072
Internet Software & Services	—	2,915,054	—	2,915,054
IT Services	3,018,573	4,762,431	—	7,781,004
Machinery	—	14,084,220	—	14,084,220
Marine	—	610,575	—	610,575
Media	—	6,102,809	—	6,102,809
Metals & Mining	—	27,091,286	—	27,091,286
Multiline Retail	2,157,629	622,038	—	2,779,667
Office Electronics	—	2,081,910	—	2,081,910
Oil, Gas & Consumable Fuels	1,249,421	25,388,205	—	26,637,626
Personal Products	—	237,734	—	237,734
Pharmaceuticals	—	11,995,286	—	11,995,286
Professional Services	—	2,671,529	—	2,671,529
Real Estate Management & Development	—	5,291,533	—	5,291,533
Road & Rail	2,651,582	1,644,540	—	4,296,122
Semiconductors & Semiconductor Equipment	—	17,833,205	—	17,833,205
Software	—	2,815,093	—	2,815,093
Specialty Retail	—	3,791,138	—	3,791,138
Textiles, Apparel & Luxury Goods	—	17,203,589	—	17,203,589
Tobacco	—	8,289,815	—	8,289,815
Trading Companies & Distributors	—	2,720,871	—	2,720,871
Wireless Telecommunication Services	2,125,157	9,728,250	—	11,853,407
Preferred Stocks
Automotive	—	8,033,491	—	8,033,491
Rights
Commercial Banks	—	85,599	—	85,599

Total Equity Securities	19,683,711	380,150,682	—	399,834,393

Other
Affiliated Money Market Fund(c)	3,416,674	—	—	3,416,674
Investments of Cash Collateral Received for Securities on Loan	—	13,354,675	—	13,354,675

Total Other	3,416,674	13,354,675	—	16,771,349

Total	$23,100,385	$393,505,357	$—	$416,605,742

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $299,837,540.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2011.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource International Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	March 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	March 23, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	March 23, 2011